Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

June 30, 2019

F35-QTLY-0819
1.818371.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $8,339,382)	8,370,000	8,341,325
	Shares	Value

Domestic Equity Funds - 55.5%
Fidelity Series All-Sector Equity Fund (b)	48,163,360	$483,078,502
Fidelity Series Blue Chip Growth Fund (b)	55,468,897	845,345,996
Fidelity Series Commodity Strategy Fund (b)	143,514,179	675,951,783
Fidelity Series Growth Company Fund (b)	98,558,463	1,708,018,171
Fidelity Series Intrinsic Opportunities Fund (b)	124,660,906	2,046,932,072
Fidelity Series Large Cap Stock Fund (b)	121,095,672	1,814,013,164
Fidelity Series Large Cap Value Index Fund (b)	40,126,026	517,224,480
Fidelity Series Opportunistic Insights Fund (b)	50,497,443	934,707,669
Fidelity Series Small Cap Discovery Fund (b)	22,069,615	244,531,330
Fidelity Series Small Cap Opportunities Fund (b)	54,326,988	757,318,218
Fidelity Series Stock Selector Large Cap Value Fund (b)	113,476,165	1,396,891,586
Fidelity Series Value Discovery Fund (b)	77,299,205	992,521,794
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,059,324,411)		12,416,534,765

International Equity Funds - 30.8%
Fidelity Series Canada Fund (b)	20,032,378	218,753,570
Fidelity Series Emerging Markets Fund (b)	23,156,924	222,538,037
Fidelity Series Emerging Markets Opportunities Fund (b)	104,677,899	1,998,301,094
Fidelity Series International Growth Fund (b)	124,113,687	2,020,570,825
Fidelity Series International Small Cap Fund (b)	27,869,045	452,314,608
Fidelity Series International Value Fund (b)	199,536,221	1,921,533,808
Fidelity Series Overseas Fund (b)	6,520,549	65,466,308
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,870,265,917)		6,899,478,250

Bond Funds - 11.4%
Fidelity Series Emerging Markets Debt Fund (b)	14,501,450	141,099,111
Fidelity Series Floating Rate High Income Fund (b)	2,934,626	27,292,019
Fidelity Series High Income Fund (b)	17,337,104	165,049,232
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,651,101	66,577,526
Fidelity Series International Credit Fund (b)	1,050,949	10,709,168
Fidelity Series Investment Grade Bond Fund (b)	73,843,103	844,026,672
Fidelity Series Long-Term Treasury Bond Index Fund (b)	129,444,973	1,205,132,699
Fidelity Series Real Estate Income Fund (b)	9,179,787	101,803,834
TOTAL BOND FUNDS
(Cost $2,439,692,368)		2,561,690,261

Short-Term Funds - 2.3%
Fidelity Cash Central Fund 2.42% (c)	65,951,253	65,964,443
Fidelity Series Government Money Market Fund 2.44% (b)(d)	381,860,943	381,860,943
Fidelity Series Short-Term Credit Fund (b)	7,118,549	71,541,419
TOTAL SHORT-TERM FUNDS
(Cost $518,470,166)		519,366,805
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,896,092,244)		22,405,411,406
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,071,031)
NET ASSETS - 100%		$22,394,340,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	763	Sept. 2019	$73,373,895	$233,428	$233,428
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Sept. 2019	368,690	13,529	13,529
TOTAL FUTURES CONTRACTS					$246,957

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,341,325.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	395,512
Total	$395,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$485,736,145	$6,813,719	$29,507,839	$--	$(1,298,231)	$21,334,708	$483,078,502
Fidelity Series Blue Chip Growth Fund	922,243,872	12,295,516	119,174,364	--	4,623,428	25,357,544	845,345,996
Fidelity Series Canada Fund	200,641,560	11,947,490	5,874,062	--	6,944	12,031,638	218,753,570
Fidelity Series Commodity Strategy Fund	508,842,899	193,527,857	18,922,734	--	(7,498,895)	2,656	675,951,783
Fidelity Series Emerging Markets Debt Fund	140,335,409	4,287,546	5,574,942	2,084,793	(255,319)	2,306,417	141,099,111
Fidelity Series Emerging Markets Fund	208,782,053	23,166,424	5,995,282	--	94,094	(3,509,252)	222,538,037
Fidelity Series Emerging Markets Opportunities Fund	1,948,882,881	44,415,705	53,775,739	--	(2,337,539)	61,115,786	1,998,301,094
Fidelity Series Floating Rate High Income Fund	27,521,732	878,820	1,194,630	406,805	(15,928)	102,025	27,292,019
Fidelity Series Government Money Market Fund 2.44%	291,474,846	117,155,006	26,768,909	1,866,559	--	--	381,860,943
Fidelity Series Growth Company Fund	1,769,244,706	23,367,365	127,758,179	--	12,916,344	30,247,935	1,708,018,171
Fidelity Series High Income Fund	187,845,665	4,666,241	29,637,492	2,611,699	(891,598)	3,066,416	165,049,232
Fidelity Series Inflation-Protected Bond Index Fund	64,395,273	2,605,355	1,915,441	66,373	15,598	1,476,741	66,577,526
Fidelity Series International Credit Fund	10,323,448	69,937	--	69,937	--	250,752	10,709,168
Fidelity Series International Growth Fund	1,926,163,794	26,814,163	68,757,241	--	1,743,802	134,606,307	2,020,570,825
Fidelity Series International Small Cap Fund	449,065,197	6,464,015	23,236,185	--	(1,126,997)	21,148,578	452,314,608
Fidelity Series International Value Fund	1,844,057,802	78,275,583	68,757,241	--	(2,525,499)	70,483,163	1,921,533,808
Fidelity Series Intrinsic Opportunities Fund	2,140,495,992	28,897,132	117,859,535	--	(10,669,207)	6,067,690	2,046,932,072
Fidelity Series Investment Grade Bond Fund	595,460,824	246,089,361	14,141,742	5,596,600	37,472	16,580,757	844,026,672
Fidelity Series Large Cap Stock Fund	1,888,940,826	37,577,590	154,308,061	12,626,225	(3,379,688)	45,182,497	1,814,013,164
Fidelity Series Large Cap Value Index Fund	536,295,348	6,969,817	46,007,055	--	1,426,010	18,540,360	517,224,480
Fidelity Series Long-Term Treasury Bond Index Fund	1,272,759,684	47,115,916	177,668,142	8,752,398	6,691,049	56,234,192	1,205,132,699
Fidelity Series Opportunistic Insights Fund	960,212,537	12,614,634	93,231,686	--	5,283,718	49,828,466	934,707,669
Fidelity Series Overseas Fund	--	65,265,916	--	--	--	200,392	65,466,308
Fidelity Series Real Estate Income Fund	100,983,265	2,915,512	3,743,174	1,436,713	9,654	1,638,577	101,803,834
Fidelity Series Short-Term Credit Fund	72,902,460	1,472,449	3,406,159	498,993	2,681	569,988	71,541,419
Fidelity Series Small Cap Discovery Fund	250,035,864	8,834,456	13,516,645	5,458,205	(811,051)	(11,294)	244,531,330
Fidelity Series Small Cap Opportunities Fund	769,168,220	10,173,159	47,958,300	--	(2,601,667)	28,536,806	757,318,218
Fidelity Series Stock Selector Large Cap Value Fund	1,441,977,127	19,022,926	124,982,447	--	(4,681,069)	65,555,049	1,396,891,586
Fidelity Series Value Discovery Fund	1,021,224,899	13,489,233	69,478,897	--	(2,435,640)	29,722,199	992,521,794
	$22,036,014,328	$1,057,188,843	$1,453,152,123	$41,475,300	$(7,677,534)	$698,667,093	$22,331,105,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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